Accumulated other comprehensive income, net of tax	12 Months Ended
Dec. 31, 2025
Accumulated other comprehensive income, net of tax
Accumulated other comprehensive income, net of tax

Note 32.Accumulated other comprehensive income, net of tax

USD’000
Accumulated other comprehensive income as at December 31, 2023			784
Total net foreign currency translation adjustments	—
Total defined benefit pension adjustment	(27)
Total other comprehensive income / (loss), net			(27)
Accumulated other comprehensive income as at December 31, 2024		(a)	758
Total net foreign currency translation adjustments	(39)
Total unrealized gain on available-for-sale debt securities	25
Total defined benefit pension adjustment	108
Total other comprehensive income / (loss), net			94
Accumulated other comprehensive income as at December 31, 2025			852

(a) rounded

There is no income tax expense or benefit allocated to other comprehensive income.